Impairment charges (Tables)	12 Months Ended
Sep. 30, 2019
Impairment charges
Schedule of impairment charges

The following table details impairment charges for year ending 30 September 2019 based on the requirements of AASB 9.

	Consolidated	Parent Entity
$m	2019	2019
Provisions raised/(released)
Performing	(209)	(180)
Non-performing	1,175	1,073
Recoveries	(172)	(143)
Impairment charges	794	750
of which relates to:
Loan and credit commitments	794	750
Impairment charges	794	750

As comparatives have not been restated for the adoption of AASB 9, the following table details impairment charges for comparative year ends based on the requirements of AASB 139. Once AASB 9 has been effective for all comparative year ends, this table will no longer be presented.

	Consolidated		Parent Entity
$m	2018	2017	2018
Individually assessed provisions raised	371	610	341
Write-backs	(150)	(288)	(131)
Recoveries	(179)	(168)	(138)
Collectively assessed provisions raised	668	699	610
Impairment charges	710	853	682